UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number: ____
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     General Atlantic Partners, LLC
Address:  3 Pickwick Plaza
          Greenwich CT  06830

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Murphy
Title:     Chief Financial Officer
Phone:     203-629-8600

Signature, Place, and Date of Signing:

    /s/ Thomas J. Murphy                   Greenwich CT             May 11, 1999
-------------------------------    ------------------------------   ------------
         (Signature)                       (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                         ------------------
Form 13F Information Table Entry Total:         34
                                         ------------------
Form 13F Information Table Value Total:   $ 3,369,267,377
                                         ------------------

List of Other Included Managers: NONE

Page   3   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
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                                    FORM 13F
                               REPORTING MANAGER:
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8

NAME OF ISSUER                TITLE             CUSIP        FAIR    SHARES OR  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED   OTHER           SOLE   SHARED NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
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Atlantic Data                  Com           048523104   12,610,325    3,104,080  x/                              x/
Services, Inc.
Atlantic Data                  Com           048523104       85,313       21,000                  x/                            x/
Services, Inc.
Baan Co NV                     Com            N08044     60,254,606    7,011,445  x/                              x/
                                                104
Baan Co NV                     Com            N08044      2,981,748      346,967                  x/                            x/
                                                104
BindView                       Com            090327     63,109,455    2,027,613  x/                              x/
                                                107
BindView                       Com            090327     27,477,897      882,824                  x/                            x/
                                                107
Brigham Exploration            Com            109178      7,368,400    2,679,418  x/                              x/
Company                                         103
Brigham Exploration            Com            109178        351,244      127,725                  x/                            x/
Company                                         103
Computer Learning              Com            205199      6,383,511    1,201,602  x/                              x/
Ctrs Inc.                                       102
Computer Learning              Com            205199        142,035       26,736                  x/                            x/
Ctrs Inc.                                       102
E* Trade Group, Inc.           Com            269246    232,483,016    3,986,847  x/                              x/
                                                104
E* Trade Group, Inc.           Com            269246     32,479,654      556,993                  x/                            x/
                                                104
Eclipsys                       Com            278856    121,047,264    5,730,048  x/                              x/
                                                109
Eclipsys                       Com            278856     23,769,998    1,125,207                  x/                            x/
                                                109
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COLUMN TOTALS                                           590,544,466
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Page   4   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
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                                    FORM 13F
                               REPORTING MANAGER:
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8

NAME OF ISSUER                TITLE             CUSIP        FAIR    SHARES OR  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED   OTHER           SOLE   SHARED NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
GT Interactive                 Com           36236E      31,361,284    6,780,818  x/                              x/
Software Corp                                  109
GT Interactive                 Com           36236E       2,995,645      647,707                  x/                            x/
Software Corp                                  109
LHS Group Inc.                 Com           501938     204,658,028    6,981,937  x/                              x/
                                               104
LHS Group Inc.                 Com           501938      34,571,339    1,179,406                  x/                            x/
                                               104
Manugistics Group              Com           565011      13,226,263    1,996,417  x/                              x/
Inc.                                           103
Manugistics Group              Com           565011       2,548,843      384,731                  x/                            x/
Inc.                                           103
Mapics, Inc.                   Com           564910      10,085,154    1,311,890  x/                              x/
                                               107
Mapics, Inc.                   Com           564910       1,446,173      188,120                  x/                            x/
                                               107
Marcam Solutions               Com           56614A       4,794,570    1,743,480  x/                              x/
Inc.                                           107
Marcam Solutions               Com           56614A         705,431      256,520                  x/                            x/
Inc.                                           107
Priceline.Com                  Com           741503   1,697,583,571   20,483,663  x/                              x/
Incorporated                                   106
Priceline.Com                  Com           741503     479,137,007    5,781,442                  x/                            x/
Incorporated                                   106
ProBusiness Services,          Com           742674      77,742,378    1,851,009  x/                              x/
Inc.                                           104
ProBusiness Services,          Com           742674      13,573,980      323,190                  x/                            x/
Inc.                                           104
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COLUMN TOTAL                                          2,574,429,666
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Page   5   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
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                                    FORM 13F
                               REPORTING MANAGER:
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8

NAME OF ISSUER                TITLE             CUSIP        FAIR    SHARES OR  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED   OTHER           SOLE   SHARED NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
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Quintiles                      Com           748767     118,373,682    2,818,421  x/                              x/
Transnational Corp.                            100
Quintiles                      Com           748767      18,747,876      446,378                  x/                            x/
Transnational Corp.                            100
SS&C Technologies              Com           85227Q      29,441,066    2,379,076  x/
Inc.                                           100
SS&C Technologies              Com           85227Q       2,673,792      216,064                  x/
Inc.                                           100
Sterling Software              Com           859547      33,595,183    1,414,535  x/                              x/
                                               101
Sterling Software              Com           859547       1,461,646       61,543                  x/                            x/
                                               101
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COLUMN TOTALS                                           204,293,245
TOTAL FROM ALL PAGES:                                 3,369,267,377
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